Note 29 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2019	2018

Trade payables and accruals	2,825	2,510
Electricity accrual	626	4,054
Lease liability (note 13)	349	-
Audit fee	370	239
Shareholders for dividend	364	215
Other payables	582	475
Financial liabilities	5,116	7,493
Production and management bonus accrual - Blanket Mine	1,092	-
Other employee benefits	546	669
Leave pay	1,943	1,889
Non-financial liabilities	3,581	2,558
Total	8,697	10,051